Schedule of Concentration Risk of Lease Rental Income (Detail) - Lease Rental Income - Customer Concentration Risk	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Customer A
Concentration Risk [Line Items]
Percentage of lease rental income	15.40%	14.00%	14.40%
Customer B
Concentration Risk [Line Items]
Percentage of lease rental income	13.30%	13.40%	13.60%